Background Of Company	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Background Of Company [Abstract]
Background Of Company

Note 1    General

Basis of Presentation

The accompanying condensed consolidated financial statements of Intelsat S.A. and its subsidiaries ("Intelsat," "we," "us" or "our") have not been audited, but are prepared in accordance with United States generally accepted accounting principles ("U.S. GAAP") for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. References to U.S. GAAP issued by the Financial Accounting Standards Board ("FASB") in these footnotes are to the FASB Accounting Standards Codification ("ASC" or the "Codification"). The unaudited condensed consolidated financial statements include all adjustments (consisting only of normal and recurring adjustments) that are, in the opinion of management, necessary for a fair presentation of these financial statements. The results of operations for the periods presented are not necessarily indicative of operating results for the full year. The condensed consolidated balance sheet as of December 31, 2010 has been derived from the audited consolidated financial statements at that date but does not include all of the information and footnotes required by U.S. GAAP for complete financial statements. These unaudited condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto included in our Annual Report on Form 10-K for the fiscal year ended December 31, 2010 on file with the Securities and Exchange Commission.

Use of Estimates

The preparation of these condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in these condensed consolidated financial statements and accompanying notes. Examples of estimates include the allowance for doubtful accounts, pension and postretirement benefits, the fair value of our derivative instruments, the fair value of the redeemable noncontrolling interest, the fair value of share-based and other compensation awards, income taxes, useful lives of satellites, intangible assets and other property and equipment, the recoverability of goodwill and the fair value of non-amortizable intangible assets. Changes in such estimates may affect amounts reported in future periods.

Recently Adopted Accounting Pronouncements

In January 2010, the FASB issued ASU 2010-06, Improving Disclosures about Fair Value Measurements ("ASU 2010-06"). Certain provisions of ASU 2010-06 are effective for fiscal years beginning after December 15, 2010 and we adopted these provisions in the first quarter of 2011. These provisions of ASU 2010-06 amended FASB ASC Topic 820, Fair Value Measurements and Disclosures ("FASB ASC 820"), by requiring us to present as separate line items all purchases, sales, issuances, and settlements of financial instruments valued using significant unobservable inputs (Level 3) in the reconciliation for fair value measurements, whereas previously these were presented in aggregate as one line item. Although this may change the appearance of our reconciliation, this did not have a material impact on our financial statements or disclosures.

Note 1    Background of Company

Intelsat S.A. ("Intelsat," "we," "us" or "our") provides satellite communications services worldwide through a global communications network of 54 satellites in orbit as of December 31, 2010 and ground facilities related to satellite operations and control, and teleport services.

The International Telecommunications Satellite Organization "INTELSAT" (the "IGO") was established on an interim basis in 1964. The IGO was formally established on February 12, 1973 in accordance with the provisions of an intergovernmental agreement (the "INTELSAT Agreement") and an operating agreement (the "Operating Agreement"). The parties to the INTELSAT Agreement were the IGO's 148 member countries. Substantially all of the IGO's assets, liabilities, rights, obligations and operations were transferred to Intelsat, Ltd. and its wholly-owned subsidiaries on July 18, 2001 in a transaction referred to as the privatization. The IGO's shareholders received shares in Intelsat, Ltd., a company originally organized under the laws of Bermuda, in proportion to their ownership in the IGO on the privatization date and became holders of 100% of the outstanding ordinary shares of Intelsat.

On January 28, 2005, Intelsat, Ltd. was acquired by Intelsat Holdings, Ltd. ("Intelsat Holdings"), formerly known as Zeus Holdings, Limited, a Bermuda company formed at the direction of funds advised by or associated with Apax Partners Worldwide LLP and Apax Partners, L.P., Apollo Management V, L.P., MDP Global Investors, Limited and Permira Advisers LLC.

On July 3, 2006, Intelsat (Bermuda), Ltd. ("Intelsat Bermuda"), a wholly-owned indirect subsidiary of Intelsat Holdings, completed the acquisition of PanAmSat Holding Corporation ("PanAmSat Holdco") pursuant to a merger agreement dated as of August 28, 2005, by and among Intelsat Bermuda, Proton Acquisition Corporation ("Merger Sub"), a wholly-owned subsidiary of Intelsat Bermuda, and PanAmSat Holdco (the "Merger Agreement"). Pursuant to the Merger Agreement, Merger Sub merged with and into PanAmSat Holdco, with PanAmSat Holdco surviving the merger (the "Merger Transaction"). Upon completion of the Merger Transaction, PanAmSat Holdco's equity holders ceased to hold shares or other equity interests in PanAmSat Holdco. On July 3, 2006, following the completion of the acquisition, PanAmSat Holdco was renamed "Intelsat Holding Corporation" and PanAmSat Corporation was renamed "Intelsat Corporation" ("Intelsat Corp"). Upon completion of the PanAmSat Acquisition Transactions (as defined below), PanAmSat Holdco became a wholly-owned subsidiary of Intelsat Bermuda.

In connection with, and in order to effect, the transactions contemplated by the Merger Agreement and the related financing, Intelsat Bermuda created a new direct wholly-owned subsidiary, Intelsat Intermediate Holding Company, Ltd. ("Intermediate Holdco"). Intelsat Bermuda transferred substantially all of its assets (other than cash, certain prepaid expenses and the capital stock of Merger Sub) and liabilities to Intermediate Holdco. In addition, on July 3, 2006, we incurred approximately $3.5 billion of additional debt and assumed $3.2 billion of outstanding debt to finance the Merger Transaction. Also, on July 3, 2006, Intelsat Subsidiary Holding Company, Ltd. terminated its prior senior secured credit facilities and entered into new senior secured credit facilities under a credit agreement, to change certain of the terms thereunder. These transactions and the Merger Transaction are collectively referred to as the PanAmSat Acquisition Transactions.

On February 4, 2008, Serafina Acquisition Limited ("Serafina") completed its acquisition of 100% of the equity ownership of Intelsat Holdings for total cash consideration of approximately $5.0 billion, pursuant to a Share Purchase Agreement, dated as of June 19, 2007 (the "BC Share Purchase Agreement"), among Serafina, Intelsat Holdings, certain shareholders of Intelsat Holdings and Serafina Holdings Limited ("Serafina Holdings"), the direct parent of Serafina. This transaction is referred to as the New Sponsors Acquisition (see Note 3—New Sponsors Acquisition).

Although the effective date of the New Sponsors Acquisition was February 4, 2008, due to the immateriality of the results of operations for the period between February 1, 2008 and February 4, 2008, we have accounted for the New Sponsors Acquisition as if it had occurred on February 1, 2008, except for acquisition transactions costs which were recorded within the predecessor period of January 1, 2008 to January 31, 2008.

Our consolidated financial statements for the period January 1, 2008 to January 31, 2008 represent the "predecessor" entity. The period February 1, 2008 to December 31, 2008, the year ended December 31, 2009, and the year ended December 31, 2010 represent the "successor" entity. As a result of the application of purchase accounting, the consolidated financial statements of the predecessor entity are not comparable with the consolidated financial statements of the successor entity, because they are, in effect, those of a new entity.

On December 15, 2009, Intelsat, Ltd. and certain of its parent holding companies and subsidiaries migrated their jurisdiction of organization from Bermuda to Luxembourg (the "Migration"). As a result of the Migration, our headquarters are located in Luxembourg. Each company that migrated has continued its corporate and legal personality in Luxembourg. Subsequent to the Migration, Intelsat Global, Ltd. is known as Intelsat Global S.A. ("Intelsat Global"), Intelsat Global Subsidiary, Ltd. is known as Intelsat Global Subsidiary S.A., Intelsat Holdings, Ltd. is known as Intelsat Holdings S.A. ("Intelsat Holdings"), Intelsat, Ltd. is known as Intelsat S.A., Intelsat Bermuda is known as Intelsat (Luxembourg) S.A. ("Intelsat Luxembourg"), Intelsat Jackson Holdings, Ltd. is known as Intelsat Jackson Holdings S.A. ("Intelsat Jackson"), Intelsat Intermediate Holding Company, Ltd. is known as Intelsat Intermediate Holding Company S.A. ("Intermediate Holdco") and Intelsat Subsidiary Holding Company, Ltd. is known as Intelsat Subsidiary Holding Company S.A. ("Intelsat Sub Holdco").